STOCK OPTION AND STOCK UNIT PLANS - PSUs AND RSUs (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock units, additional disclosures
Compensation expense	$ 106	$ 165	$ 130
Restricted Stock Units (RSU)
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	35 months
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Number
Units outstanding at beginning of year (in shares)	1,693
Units granted (in shares)	542
Units cancelled (in shares)	(191)
Units matured (in shares)	(971)
Dividend reinvestment (in shares)	140
Units outstanding at end of year (in shares)	1,213	1,693
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 3 months 19 days
Aggregate Intrinsic Value
Units outstanding at end of year	$ 52
Stock units, additional disclosures
Total amount paid	41	$ 39	56
Compensation expense	32	$ 46	$ 51
Unrecognized compensation expense related to non-vested units granted	$ 26
Weighted average period over which compensation cost is expected to be recognized	2 years